16. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Assets
Interest-bearing time deposit												$ 2,817	$ 4,118
Investment securities available for sale												194,578	229,321
Total assets												1,093,251	1,092,166
Liabilities and Shareholders' Equity
Junior subordinated debentures												20,619	20,619
Liabilities												969,634	976,191
Shareholders' equity												123,617	115,975
Total liabilities and shareholders' equity												1,093,251	1,092,166
Revenues:
Interest and dividend income	$ 11,924	$ 11,608	$ 11,059	$ 10,759	$ 10,726	$ 10,698	$ 10,461	$ 10,064	$ 45,350	$ 41,949	$ 39,809
Gain on sale of securities									15	0	729
Expenses:
Interest	609	557	513	467	507	650	622	598	2,146	2,377	3,271
Income before income tax benefit and equity in undistributed earnings of subsidiaries	4,126	4,154	3,771	3,955	3,277	4,419	3,736	2,783	16,006	14,215	11,738
Income tax benefit	690	687	595	652	1,267	1,177	925	578	2,624	3,947	2,561
Net earnings	3,436	3,467	3,176	3,303	2,010	3,242	2,811	2,205	13,382	10,268	9,177
Cash flows from operating activities:
Net earnings	3,436	$ 3,467	$ 3,176	3,303	2,010	$ 3,242	$ 2,811	2,205	13,382	10,268	9,177
Adjustments to reconcile net earnings to net cash provided by operating activities:
Gain on sale of investment securities									(15)	0	(729)
Change in:
Other assets									(3,695)	(3,982)	(636)
Net cash provided by operating activities									17,187	18,594	12,239
Cash flows from investing activities:
Purchases of investment securities available for sale									(34,692)	(10,014)	(12,707)
Proceeds from calls and maturities of investment securities available for sale									48,241	10,162	4,053
Net cash provided by investing activities									(18,587)	(24,106)	(23,621)
Cash flows from financing activities:
Cash in lieu stock dividend									0	(6)	0
Net cash used by financing activities									(12,534)	(7,278)	41,713
Net change in cash									(13,934)	(12,790)	30,331
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net									(2,607)	(1)	(2,523)
Parent Company
Assets
Cash	689			428	428			957	428	428	957	689	428
Interest-bearing time deposit												1,000	1,000
Investment in subsidiaries												141,181	133,781
Investment in PEBK Capital Trust II												619	619
Investment securities available for sale												250	250
Other assets												533	546
Total assets												144,272	136,624
Liabilities and Shareholders' Equity
Junior subordinated debentures												20,619	20,619
Liabilities												36	30
Shareholders' equity												123,617	115,975
Total liabilities and shareholders' equity												$ 144,272	$ 136,624
Revenues:
Interest and dividend income									4,544	1,839	4,569
Gain on sale of securities									0	0	405
Total revenues									4,544	1,839	4,974
Expenses:
Interest									790	590	485
Other operating expenses									678	725	513
Total expenses									1,468	1,315	998
Income before income tax benefit and equity in undistributed earnings of subsidiaries									3,076	524	3,976
Income tax benefit									299	434	178
Income before equity in undistributed earnings of subsidiaries									3,375	958	4,154
Equity in undistributed earnings of subsidiaries									10,007	9,310	5,023
Net earnings									13,382	10,268	9,177
Cash flows from operating activities:
Net earnings									13,382	10,268	9,177
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries									(10,007)	(9,310)	(5,023)
Gain on sale of investment securities									0	0	(405)
Change in:
Other assets									13	(272)	61
Other liabilities									6	5	5
Net cash provided by operating activities									3,394	691	3,815
Cash flows from investing activities:
Proceeds from calls and maturities of investment securities available for sale									0	500	669
In kind transfer from parent to Bank									0	0	10
Net cash provided by investing activities									0	500	679
Cash flows from financing activities:
Cash dividends paid on common stock									(3,133)	(2,629)	(2,106)
Cash in lieu stock dividend									0	(6)	0
Stock repurchase									0	0	(1,984)
Proceeds from exercise of restricted stock units									0	915	0
Net cash used by financing activities									(3,133)	(1,720)	(4,090)
Net change in cash									261	(529)	404
Cash at beginning of year				$ 428				$ 957	428	957	553
Cash at end of year	$ 689				$ 428				689	428	957
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net									$ (2,607)	$ (1)	$ (2,523)